Document and Entity Information	Jun. 10, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001575828
Document Type	8-K
Document Period End Date	Jun. 10, 2020
Entity Registrant Name	Frank’s International N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-36053
Entity Tax Identification Number	98-1107145
Entity Address, Address Line One	Mastenmakersweg 1
Entity Address, Postal Zip Code	1786 PB
Entity Address, City or Town	Den Helder
Entity Address, Country	NL
City Area Code	22
Local Phone Number	367 0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, €0.01 par value
Trading Symbol	FI
Security Exchange Name	NYSE